Compensation Plans (Schedule of FV Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013 Encana US$ [Member] USD ($)	Dec. 31, 2012 Encana US$ [Member] USD ($)	Dec. 31, 2013 Encana C$ [Member] CAD	Dec. 31, 2012 Encana C$ [Member] CAD	Dec. 31, 2013 Cenovus [Member] CAD	Dec. 31, 2012 Cenovus [Member] CAD
Fair Value Assumptions, Risk Free Interest Rate	1.09%	1.14%	1.09%	1.14%	1.09%	1.14%
Fair Value Assumption Dividend Yield	1.55%	4.05%	1.50%	4.07%	3.18%	2.64%
Fair Value Assumptions, Weighted Average Volatility Rate	33.20%	34.31%	30.42%	30.51%	27.75%	30.18%
Fair Value Assumptions, Expected Term	1 year 9 months 18 days	2 years	1 year 8 months 12 days	1 year 3 months 18 days	1 month 6 days	6 months
Share Price	$ 18.05	$ 19.76	19.18	19.66	30.40	33.29